Disposals of businesses and deconsolidation of subsidiaries - SeaMex Limited Narrative (Details) - USD ($)			1 Months Ended			12 Months Ended
		Mar. 10, 2015	Sep. 30, 2016	Sep. 30, 2015	Jul. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 09, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale	[1]					$ (245,000,000)	$ 0	$ (63,000,000)
SeaMex Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of consideration received		$ 1,077,000,000
Net cash received		586,000,000
Seller’s credit recognized		250,000,000
Short term related party receivable		91,000,000
Direct repayment of debt by the JV on behalf of Seadrill		150,000,000
Consideration receivable		162,000,000			$ 162,000,000
Gain on sale		181,000,000
Loss on disposal		$ (49,000,000)
SeaMex Limited | Subsidiaries
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Management fee (as percent)						8.00%
SeaMex Limited | LIBOR
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Interest rate related to sellers line of credit (as percent)		6.50%
SeaMex Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest prior to disposal (as percent)									100.00%
Written notice period						120 days
SeaMex Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Third party ownership interest (as percent)		50.00%						50.00%
Ownership interest (as percent)		50.00%				50.00%	50.00%	50.00%	100.00%
Property, Plant and Equipment | Seadrill Partners LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Decrease in basis difference			$ 567,000,000	$ 427,000,000		$ 246,000,000
Remaining basis difference						1,000,000
Goodwill | Seadrill Partners LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Remaining basis difference						$ 6,000,000

[1]	Includes transactions with related parties. Refer to Note 30 "Related party transactions".